Waddell & Reed Advisors Funds

Supplement dated October 31, 2013 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2013

and as supplemented May 2, 2013 and October 2, 2013

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 7, 11, 15, 20, and 24 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 46 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 89 of the Fund’s statement of additional information (SAI).

The following is added after the last sentence of the “Fees and Expenses” paragraph on pages 3, 7, 11, 15, 20 and 24 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Effective January 1, 2014, the Fund’s Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges.

The following is added after the “Fees and Expenses” sentence on page 28 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Class B and Class C shares of the Fund are not available for direct investments.

The following is added as a new line to the “Shareholder Fees” chart of the “Fees and Expenses” section on pages 3, 7, 11, and 15 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Maximum Account Fee	$20	[3]	None	$20	[3]	None

The following is added as a new line to the “Shareholder Fees” chart of the “Fees and Expenses” section on pages 20, 24 and 28 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

Maximum Account Fee	$20	[3]	None	$20	[3]

The following is inserted as a new footnote following the second footnote in the “Fees and Expenses” section on pages 3, 7, 11, 15, 20, 24 and 28 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

[3]

With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $750 at the close of business on September 26, 2014, and on the Friday prior to the last week of September each year thereafter, the account will be assessed an account fee of $20.

The following replaces and supplements the second paragraph in the “Purchase and Sale of Fund Shares” section on pages 6, 10, 14, and 19 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or Waddell & Reed, Inc. may reduce or waive the minimums in some cases:

For Class A, Class B and Class C:
To Open an Account	$500	*
For accounts opened with Automatic Investment Service (AIS)	$50	*
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25	*
For Class Y:
Please check with your selling broker-dealer, plan administrator or third-party record keeper for information about minimum investment requirements.

*	Effective January 1, 2014, for Class A and Class C shares, the minimum amount to open an account will increase to $750 from $500, the minimum amount to open an account with AIS will increase to $150 from $50, and the minimum amount to add an AIS to an account will increase to $50 from $25.

Effective January 1, 2014, the Fund’s Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges.

Supplement	Prospectus	1

The following replaces and supplements the second paragraph in the “Purchase and Sale of Fund Shares” section on pages 23 and 27 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or Waddell & Reed, Inc. may reduce or waive the minimums in some cases:

For Class A, Class B and Class C:
To Open an Account	$500	*
For accounts opened with Automatic Investment Service (AIS)	$50	*
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25	*

*	Effective January 1, 2014, for Class A and Class C shares, the minimum amount to open an account will increase to $750 from $500, the minimum amount to open an account with AIS will increase to $150 from $50, and the minimum amount to add an AIS to an account will increase to $50 from $25.

Effective January 1, 2014, the Fund’s Class B shares are not available for purchase by new and existing investors. Class B shares will continue to be available for dividend reinvestment and exchanges.

The following replaces and supplements the second paragraph in the “Purchase and Sale of Fund Shares” section on page 30 of the Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus:

The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund and/or Waddell & Reed, Inc. may reduce or waive the minimums in some cases:

For Class A, Class B and Class C:
To Open an Account	$500	*
For accounts opened with Automatic Investment Service (AIS)	$50	*
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25	*

*	Effective January 1, 2014, for Class A and Class C shares, the minimum amount to open an account will increase to $750 from $500, the minimum amount to open an account with AIS will increase to $150 from $50, and the minimum amount to add an AIS to an account will increase to $50 from $25.

2	Prospectus	Supplement